Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.56%
Delaware Ivy VIP Core Equity Class II	1,140,032	$ 18,958,728
Delaware Ivy VIP Corporate Bond Class II	7,625,575	39,729,246
Delaware Ivy VIP Global Equity Income Class II	1,735,806	11,057,081
Delaware Ivy VIP Growth Class II	1,518,712	20,472,238
Delaware Ivy VIP High Income Class I	507,860	1,675,939
Delaware Ivy VIP International Core Equity Class II	781,293	13,289,791
Delaware Ivy VIP Limited-Term Bond Class II	7,006,501	33,350,947
Delaware Ivy VIP Mid Cap Growth Class I	596,902	9,216,172
Delaware Ivy VIP Small Cap Core Class II	96,110	1,518,530
Delaware Ivy VIP Small Cap Growth Class I	148,778	1,514,564
Delaware Ivy VIP Value Class II	2,011,720	16,596,692
Total Affiliated Mutual Funds (cost $168,807,517)		167,379,928

Short-Term Investments — 0.49%
Money Market Mutual Fund — 0.49%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	825,172	825,172
Total Short-Term Investments (cost $825,172)		825,172

Total Value of Securities—100.05% (cost $169,632,689)		168,205,100
Liabilities Net of Receivables and Other Assets—(0.05%)		(83,894)
Net Assets Applicable to 32,517,678 Shares Outstanding—100.00%		$168,121,206
NQ-IV049 [3/22] 5/22 (2218249)    1